Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Net Operating Revenue
Schedule of net operating revenue

		PIS/Pasep			Service	Net revenue
	Gross	and	ICMS	Sectorial	tax
	revenues	Cofins	(VAT)	charges	(ISSQN)	12.31.2022	12.31.2021	12.31.2020
Electricity sales to final customers	11,392,957	(865,989)	(2,042,838)	(974,093)	-	7,510,037	7,237,677	6,652,824
Electricity sales to distributors	4,644,150	(650,271)	(18,876)	(62,086)	-	3,912,917	6,051,854	3,779,830
Use of the main distribution and transmission grid	9,843,657	(784,691)	(1,595,850)	(2,634,275)	-	4,828,841	5,295,074	4,372,596
Construction income	2,176,158	-	-	-	-	2,176,158	1,951,559	1,414,067
Fair value of assets from the indemnity for the concession	89,941	-	-	-	-	89,941	142,642	57,341
Distribution of piped gas	1,669,588	(121,925)	(288,104)	-	(63)	1,259,496	712,267	502,655
Result of sectorial financial assets and liabilities	1,847,863	(170,927)	-	-	-	1,676,936	2,270,859	676,939
Other operating revenue	534,325	(54,579)	-	-	(6,351)	473,395	322,355	366,434
Recovery of Pis/Pasep and Cofins on ICMS	-	-	-	-	-	-	-	810,563
	32,198,639	(2,648,382)	(3,945,668)	(3,670,454)	(6,414)	21,927,721	23,984,287	18,633,249

Schedule of revenue by type and/or class of customers

	12.31.2022	12.31.2021	12.31.2020
Electricity sales to final customers	11,392,957	12,296,456	9,524,897
Residential	3,441,726	4,098,156	3,098,969
Industrial	954,280	1,230,945	970,638
Trade, services and other activities	1,930,820	2,202,475	1,701,260
Rural	768,128	873,560	613,419
Public entities	262,000	276,383	195,259
Public lighting	253,758	339,524	233,558
Public service	351,613	400,341	290,482
Free consumers	2,692,303	2,203,320	1,729,603
Donations and grants	738,329	671,752	691,709
Electricity sales to distributors	4,644,150	7,034,152	4,330,982
Bilateral contracts	2,923,509	2,390,859	2,386,929
Regulated contracts	1,033,405	1,026,124	916,377
Electric Energy Trade Chamber - CCEE	568,797	3,482,687	933,369
Effective interest - grant bônus (Note 9.3)	118,439	134,482	94,307
Use of the main distribution and transmission grid	9,843,657	10,088,231	8,780,612
Residential	2,899,387	3,011,507	2,788,725
Industrial	1,174,082	1,456,377	1,273,320
Trade, services and other activities	1,735,174	1,771,496	1,628,098
Rural	662,963	623,280	548,682
Public entities	231,753	205,247	180,814
Public lighting	195,319	213,433	205,904
Public service	218,738	214,501	195,597
Free consumers	1,819,152	1,440,922	1,164,020
Concessionaires and generators	86,160	79,493	61,720
Operating and maintenance income - O&M and interest income	820,929	1,071,975	733,732
Construction income	2,176,158	1,951,559	1,414,067
Power distribution service concession	2,048,022	1,700,889	1,154,488
Power gas distribution service concession	12,024	11,222	7,438
Power transmission concession(a)	116,112	239,448	252,141
Fair value of assets from the indemnity for the concession	89,941	142,642	57,341
Distribution of piped gas	1,669,588	950,850	679,304
Result of sectorial financial assets and liabilities	1,847,863	2,502,324	746,052
Other operating revenue	534,325	358,997	406,539
Leasing and rent (30.2)	374,801	253,049	176,452
Fair value in the purchase and sale of power	32,747	-	137,463
Income from rendering of services	59,048	91,932	44,182
Other income	67,729	14,016	48,442
GROSS OPERATING REVENUE	32,198,639	35,325,211	25,939,794
(-) Pis/Pasep and Cofins	(2,648,382)	(2,839,713)	(2,038,541)
Recovery of Pis/Pasep and Cofins on ICMS (Note 12.2.1)	-	-	810,563
(-) ICMS (VAT)	(3,945,668)	(4,984,945)	(4,216,720)
(-) Service tax (ISSQN)	(6,414)	(7,509)	(4,504)
(-) Sectorial charges (30.3)	(3,670,454)	(3,508,757)	(1,857,343)
NET OPERATING REVENUE	21,927,721	23,984,287	18,633,249
(a)	The balance contains the amount of construction revenue, the construction margin and the efficiency gain or loss as detailed in Note 10.3.

Schedule of revenues from leases and rentals

	12.31.2022	12.31.2021	12.31.2020
Equipment and structures	373,036	251,953	175,673
Facilities sharing	1,529	738	415
Real estate	236	358	364
	374,801	253,049	176,452

Schedule of regulatory charges

	12.31.2022	12.31.2021	12.31.2020
Energy Development Account - "CDE " - Power distribution service concession (30.3.1)	2,670,262	1,737,716	1,530,998
Other charges - rate flags (30.3.2)	724,414	1,480,361	81,159
Research and development and energy efficiency - R&D and EEP	154,138	191,006	144,474
Global Reversion Reserve - RGR quota	42,103	44,372	62,057
Energy Development Account - "CDE "- Power transmission concession	65,460	42,973	27,315
Inspection fee	14,077	12,329	11,340
	3,670,454	3,508,757	1,857,343

Schedule of energy development account - CDE

Resolutions	Period	12.31.2022	12.31.2021	12.31.2020
"CDE USO"	Quotas (a)	2,321,875	1,534,490	1,531,713
	Covid Account(b)	183,444	107,009	-
	(-) Preliminary injunctions	-	-	(715)
		2,505,319	1,641,499	1,530,998

"CDE ENERGIA"	Covid Account (b)	164,943	96,217	-

		2,670,262	1,737,716	1,530,998
(a)	"CDE Uso": Resolution No. 3,034/2022 (may-dec/22), Resolution No. 3,004/2021 (jan-apr/22); Resolution No. 2,814/2020 and Aneel Technical Note No. 12/2021 (jan-feb/21); Resolution No. 2,834/2021 (mar-dec/21); Resolution No. 2.664/2019 (jan-dec/20).
(b)	"CDE Uso" e "CDE Energia" - Covid Account: Order No. 939/2021.